ORGANIZATION ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
ORGANIZATION ORGANIZATION AND BASIS OF PRESENTATION
1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Integrated Ventures, Inc. (the "Company," "we," "our," or "EMS Find") was incorporated in the State of Nevada on March 22, 2011, under the name of Lightcollar, Inc.On March 20, 2015, the Company amended its articles of incorporation and changed its name from Lightcollar, Inc. to EMS Find, Inc.On May 30, 2017, Integrated Ventures, Inc. (“Integrated Ventures”), a Nevada corporation, was formed as a wholly owned subsidiary of the Company.Pursuant to an Agreement and Plan of Merger dated May 30, 2017, Integrated Ventures was merged into the Company, with the Company being the surviving corporation and changing its name to Integrated Ventures, Inc.

The Company has discontinued its prior operations and changed its business focus from its prior technologies relating to the EMS Find platform to acquiring, launching and operating companies in the cryptocurrency sector, mainly in digital currency mining, equipment manufacturing, and sales of branded mining rigs, as well as blockchain software development.

The Company is developing and acquiring a diverse portfolio of digital currency assets and block chain technologies. Cryptocurrencies are a medium of exchange that uses decentralized control (a block chain) as opposed to a central bank to track and validate transactions. The Company is currently mining Bitcoin and Ethereum, whereby the Company earns revenue by solving “blocks” to be added to the block chain.The Company also purchases certain digital currencies for short-term investment purposes.

In May 2019, the Company consolidated all of its mining operations and signed a power supply and purchase agreement with PetaWatt Properties, LLC.

Basis of Presentation

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP") for interim financial information and the instructions to Form 10-Q and Article 8 of Regulation S-X. The results of operations for the interim periods ended September 30, 2020 shown in this report are not necessarily indicative of results to be expected for the full fiscal year ending June 30, 2021. In the opinion of the Company's management, the information contained herein reflects all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the Company's results of operations, financial position and cash flows. The unaudited interim financial statements should be read in conjunction with the audited financial statements in the Company's Annual Report on Form 10-K for the year ended June 30, 2020 filed on September 23, 2020 and Management's Discussion and Analysis of Financial Condition and Results of Operations.

Organization

Integrated Ventures, Inc. (the "Company," "we," "our," or "EMS Find") was incorporated in the State of Nevada on March 22, 2011, under the name of Lightcollar, Inc.On March 20, 2015, the Company amended its articles of incorporation and changed its name from Lightcollar, Inc. to EMS Find, Inc.On May 30, 2017, Integrated Ventures, Inc. (“Integrated Ventures”), a Nevada corporation, was formed as a wholly owned subsidiary of the Company.Pursuant to an Agreement and Plan of Merger dated May 30, 2017, Integrated Ventures was merged into the Company, with the Company being the surviving corporation and changing its name to Integrated Ventures, Inc.

The Company has discontinued its prior operations and changed its business focus from its prior technologies relating to the EMS Find platform to acquiring, launching and operating companies in the cryptocurrency sector, mainly in digital currency mining, equipment manufacturing, and sales of branded mining rigs, as well as blockchain software development.

The Company is developing and acquiring a diverse portfolio of digital currency assets and block chain technologies and mining revenues commenced in November 2017. Cryptocurrencies are a medium of exchange that uses decentralized control (a block chain) as opposed to a central bank to track and validate transactions. The Company, through its wholly owned subsidiary, BitcoLab, Inc., is currently mining Bitcoin, Litecoin and Ethereum, whereby the Company earns revenue by solving “blocks” to be added to the block chain.As funds are available, the Company also purchases certain digital currencies for short-term investment purposes.

In May 2019, the Company consolidated all of its mining operations and signed a power supply and purchase agreement with PetaWatt Properties, LLC.